Cover	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Entity File Number	001-38128
Entity Registrant Name	Checkpoint Therapeutics, Inc.
Entity Central Index Key	0001651407
Entity Tax Identification Number	47-2568632
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 Sawyer Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CKPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false